Note 17 - Financial Instruments (Details Textual) - Interest Rate Swap [Member] - Eurobank [Member] $ in Millions	Dec. 31, 2022 USD ($)	Oct. 12, 2021 USD ($)	Apr. 16, 2020 USD ($)	Oct. 17, 2014
Derivative, Number of Instruments Held, Total	3			1
Derivative, Notional Amount	$ 60	$ 10	$ 30